Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	Pathfinder Bancorp, Inc.
Entity Central Index Key	0001609065
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2014